UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21261

Rydex ETF Trust

(Exact name of registrant as specified in charter)

9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
(Address of principal executive offices)	(Zip code)

Carl Verboncoeur Rydex ETF Trust 9601 Blackwell Road, Suite 500 Rockville, Maryland 20850
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-301-296-5100

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

Attached hereto.

RYDEX S&P EQUAL WEIGHT ETF

Schedule of Investments

July 31, 2004 (Unaudited)

NUMBER OF SHARES		VALUE

	COMMON STOCKS—99.9%
	Advertising and Marketing Services—0.6%
32,960	Monster Worldwide, Inc.*	$728,086
10,362	Omnicom Group, Inc.	746,272
55,085	The Interpublic Group of Cos., Inc.	704,537
		2,178,895

	Aerospace and Defense—1.7%
8,018	General Dynamics Corp.	792,339
25,536	Goodrich Corp.	825,579
15,771	Lockheed Martin Corp.	835,705
15,065	Northrop Grumman Corp.	792,419
22,772	Raytheon Co.	764,001
24,730	Rockwell Collins, Inc.	846,260
16,050	The Boeing Co.	814,538
8,886	United Technologies Corp.	830,841
		6,501,682

	Agricultural—0.2%
22,566	Monsanto Co.	818,243

	Airlines—0.4%
128,090	Delta Air Lines, Inc.	664,787
50,333	Southwest Airlines Co.	728,319
		1,393,106

	Aluminum, Steel and Other Metals—1.4%
24,571	Alcoa, Inc.	787,009
52,932	Allegheny Technologies, Inc.	1,061,287
24,578	Freeport-McMoRan Copper & Gold, Inc., Class B	856,543
11,029	Nucor Corp.	922,576
11,151	Phelps Dodge Corp.*	869,109
25,071	United States Steel Corp.	956,208
		5,452,732

	Automotive—2.1%
46,851	AutoNation, Inc.*	755,238
9,005	AutoZone, Inc.*	695,186
38,706	Dana Corp.	746,639
74,008	Delphi Corp.	703,816
50,301	Ford Motor Co.	740,431
16,659	General Motors Corp.	718,669
12,919	Harley-Davidson, Inc.	773,461
14,394	Johnson Controls, Inc.	812,541
20,536	Navistar International Corp.*	738,269
14,612	PACCAR, Inc.	876,136
69,990	Visteon Corp.	719,497
		8,279,883

	Banking and Finance—5.8%
32,771	AmSouth Bancorp.	803,873
9,458	Bank of America Corp.	804,025
21,521	BB&T Corp.	833,508
18,087	Charter One Financial, Inc.	803,244
14,728	Comerica, Inc.	861,146
14,747	Fifth Third Bancorp.	727,912
18,071	First Horizon National Corp.	783,378
7,396	Golden West Financial Corp.	790,706
36,681	Huntington Bancshares, Inc.	897,216
21,468	J.P. Morgan Chase & Co.	801,400
26,687	KeyCorp	805,414
9,006	M&T Bank Corp.	839,629
20,411	Marshall & Ilsley Corp.	783,987
27,429	Mellon Financial Corp.	753,749
22,791	National City Corp.	831,872
21,637	North Fork Bancorp., Inc.	844,925
19,367	Northern Trust Corp.	777,198
26,872	Regions Financial Corp.	797,830
22,968	SouthTrust Corp.	890,928
36,596	Sovereign Bancorp, Inc.	796,695
16,450	State Street Corp.	704,225
12,432	SunTrust Banks, Inc.	819,890
27,600	The Bank of New York Co., Inc.	792,948
28,223	U.S. Bancorp	798,711
17,006	Wachovia Corp.	753,536
19,614	Washington Mutual, Inc.	761,023
13,640	Wells Fargo & Co.	783,072
13,189	Zions Bancorp.	797,935
		22,439,975

	Beverages, Food and Tobacco—4.2%
11,540	Adolph Coors Co.	793,490
16,799	Altria Group, Inc.	799,632
14,802	Anheuser-Busch Cos., Inc.	768,224
49,096	Archer-Daniels-Midland Co.	757,551
16,721	Brown-Forman Corp., Class B	777,694
30,860	Campbell Soup Co.	789,707
28,444	Coca-Cola Enterprises, Inc.	580,258
29,023	ConAgra Foods, Inc.	754,598
17,505	General Mills, Inc.	785,975
20,990	H.J. Heinz Co.	774,321
17,687	Hershey Foods Corp.	856,758
19,461	Kellogg Co.	810,745
23,269	McCormick & Co., Inc.	832,332
29,691	McDonald’s Corp.	816,503
14,533	PepsiCo, Inc.	726,650
12,669	R.J. Reynolds Tobacco Holdings, Inc.	911,534
25,017	SUPER VALU, INC.	714,486
15,553	The Coca-Cola Co.	682,155
26,687	The Pepsi Bottling Group, Inc.	743,233
22,165	UST, Inc.	841,162
12,948	Wm. Wrigley Jr. Co.	782,059
		16,299,067

	Biosciences—0.9%
14,865	Amgen, Inc.*	845,521
13,771	Biogen Idec, Inc.*	826,260
18,493	Chiron Corp.*	847,535
12,394	Gilead Sciences, Inc.*	801,148
		3,320,464

	Building and Building Products—1.4%
26,284	Ecolab, Inc.	801,662
22,804	Georgia-Pacific Group	766,214
35,133	Louisiana-Pacific Corp.*	831,950
26,696	Masco Corp.	807,287
22,598	The Home Depot, Inc.	762,005
20,002	The Sherwin-Williams Co.	807,681
17,086	Vulcan Materials Co.	813,635
		5,590,434

	Business Equipment and Services—0.8%
53,073	Convergys Corp.*	702,687
8,645	Lexmark International, Inc.*	765,083
18,211	Pitney Bowes, Inc.	768,504
56,208	Xerox Corp.*	779,042
		3,015,316

	Chemicals—2.2%
15,922	Air Products and Chemicals, Inc.	823,964
15,242	Ashland, Inc.	796,699
18,129	duPont (E.I.) de Nemours & Co.	777,190
18,240	Eastman Chemical Co.	814,963
30,519	Great Lakes Chemical Corp.	731,846
69,023	Hercules, Inc.*	815,162
12,994	PPG Industries, Inc.	765,996
21,184	Praxair, Inc.	835,709
20,452	Rohm and Haas Co.	801,718
13,860	Sigma-Aldrich Corp.	796,118
19,977	The Dow Chemical Co.	796,883
		8,756,248

	Communications, Media and Entertainment—1.6%
21,457	Clear Channel Communications, Inc.	766,015
26,930	Comcast Corp., Class A*	737,882
9,203	Gannett Co., Inc.	765,137
14,793	Meredith Corp.	782,254
10,398	The McGraw-Hill Cos., Inc.	780,474
45,208	Time Warner, Inc.*	752,713
25,610	Univision Communications, Inc.*	741,922
21,585	Viacom, Inc., Class B	725,040
		6,051,437

	Computer Services—1.9%
15,954	Affiliated Computer Services, Inc., Class A*	828,013
18,511	Computer Sciences Corp.*	874,644
104,618	Compuware Corp.*	516,813
9,240	eBay, Inc.*	723,769
44,355	Electronic Data Systems Corp.	819,680
19,962	Intuit, Inc.*	747,377
41,328	Network Appliance, Inc.*	798,044
29,857	SunGard Data Systems, Inc.*	695,967
57,544	Unisys Corp.*	589,251
24,923	Yahoo!, Inc.*	767,628
		7,361,186

	Computers - Micro—1.2%
24,287	Apple Computer, Inc.*	785,442
22,961	Dell Inc.*	814,427
183,743	Gateway, Inc.*	826,843
38,207	Hewlett-Packard Co.	769,871
8,875	International Business Machines Corp. (IBM)	772,746
197,842	Sun Microsystems, Inc.*	781,476
		4,750,805

	Computers - Software and Peripherals—3.6%
18,706	Adobe Systems, Inc.	789,019
20,286	Autodesk, Inc.	815,497
46,824	BMC Software, Inc.*	734,200
34,128	Cisco Systems, Inc.*	711,910
41,392	Citrix Systems, Inc.*	729,327
29,548	Computer Associates International, Inc.	745,792
15,463	Electronic Arts, Inc.*	775,160
70,546	EMC Corp.*	773,890
16,715	Mercury Interactive Corp.*	611,100
28,193	Microsoft Corp.	802,373
16,292	NCR Corp.*	756,438
40,450	NVIDIA Corp.*	622,930
73,261	Oracle Corp.*	810,999
176,833	Parametric Technology Corp.*	802,822
44,135	PeopleSoft, Inc.*	795,313
75,191	Siebel Systems, Inc.*	606,039
19,977	Symantec Corp.*	934,125
28,761	VERITAS Software Corp.*	548,185
24,601	Xilinx, Inc.*	724,007
		14,089,126

	Conglomerates—0.4%
24,533	General Electric Co.	815,722
13,479	Textron, Inc.	826,263
		1,641,985

	Consumer Goods and Services—1.6%
13,081	Avery Dennison Corp.	792,316
19,339	Brunswick Corp.	754,801
33,083	Cendant Corp.*	756,939

31,406	Eastman Kodak Co.	831,946
10,934	Fortune Brands, Inc.	789,216
42,179	Hasbro, Inc.	766,392
44,479	Mattel, Inc.	779,272
34,903	Sara Lee Corp.	766,470
		6,237,352

	Containers and Packaging—0.8%
11,313	Ball Corp.	816,572
28,772	Bemis Co., Inc.	761,883
33,387	Pactiv Corp.*	787,265
15,138	Sealed Air Corp.*	718,147
		3,083,867

	Data Processing Systems—0.8%
18,358	Automatic Data Processing, Inc.	770,669
18,157	First Data Corp.	809,984
20,880	Fiserv, Inc.*	715,349
21,195	Paychex, Inc.	650,898
		2,946,900

	Education—0.2%
8,463	Apollo Group, Inc., Class A*	707,084

	Electronic Equipment and Components—5.9%
53,715	Advanced Micro Devices, Inc.*	670,900
30,872	Agilent Technologies, Inc.*	735,062
38,876	Altera Corp.*	809,398
42,312	American Power Conversion Corp.	638,911
17,478	Analog Devices, Inc.*	693,877
44,062	Applied Materials, Inc.*	747,732
161,471	Applied Micro Circuits Corp.*	581,296
13,942	Cooper Industries, Inc., Class A	792,882
13,600	Emerson Electric Co.	825,520
28,918	Intel Corp.	705,021
22,276	International Game Technology	720,406
32,518	Jabil Circuit, Inc.*	707,267
17,825	KLA-Tencor Corp.*	734,568
21,637	Linear Technology Corp.	846,006
108,011	LSI Logic Corp.*	549,776
16,213	Maxim Integrated Products, Inc.	779,845
58,384	Micron Technology, Inc.*	789,936
27,205	Molex, Inc.	787,857

39,296	National Semiconductor Corp.*	673,926
27,363	Novellus Systems, Inc.*	738,801
65,194	PMC - Sierra, Inc.*	774,505
83,258	Power-One, Inc.*	730,173
31,259	QLogic Corp.*	764,283
22,579	Rockwell Automation, Inc.	844,679
88,809	Sanmina-SCI Corp.*	651,858
139,735	Solectron Corp.*	768,543
54,484	Symbol Technologies, Inc.	713,196
25,701	Tektronix, Inc.	781,310
40,104	Teradyne, Inc.*	685,778
34,481	Texas Instruments, Inc.	735,480
30,403	Thomas & Betts Corp.	799,599
		22,778,391

	Financial Services—5.8%
11,301	Ambac Financial Group, Inc.	803,614
15,383	American Express Co.	772,996
11,198	Capital One Financial Corp.	776,245
16,827	Citigroup, Inc.	741,902
11,234	Countrywide Financial Corp.	809,971
18,653	Deluxe Corp.	821,665
31,997	Equifax, Inc.	771,768
11,168	Fannie Mae	792,481
26,069	Federated Investors, Inc., Class B	732,800
16,199	Franklin Resources, Inc.	781,602
12,867	Freddie Mac	827,477
16,771	H&R Block, Inc.	823,959
49,247	Janus Capital Group, Inc.	653,015
10,827	Lehman Brothers Holdings, Inc.	758,973
18,383	Marsh & McLennan Cos., Inc.	815,838
14,000	MBIA, Inc.	755,720
31,819	MBNA Corp.	785,611
14,591	Merrill Lynch & Co., Inc.	725,465
10,632	MGIC Investment Corp.	754,872
12,199	Moody’s Corp.	830,751
15,475	Morgan Stanley	763,382
15,030	PNC Financial Services Group	760,518
53,428	Providian Financial Corp.*	739,444
20,174	SLM Corp.	764,998
31,971	Synovus Financial Corp.	814,301
16,419	T. Rowe Price Group, Inc.	758,886
9,874	The Bear Stearns Cos., Inc.	823,689
86,316	The Charles Schwab Corp.	757,854
8,963	The Goldman Sachs Group, Inc.	790,447
		22,510,244

	Forest and Paper Products—1.0%
21,184	Boise Cascade Corp.	683,184
18,282	International Paper Co.	790,331
28,813	MeadWestvaco Corp.	860,356
12,221	Temple-Inland, Inc.	834,083
13,071	Weyerhaeuser Co.	810,402
		3,978,356

	Health and Medical Facilities—0.2%
9,149	Quest Diagnostics, Inc.*	750,950

	Health Care Products and Services—5.4%
18,588	Abbott Laboratories	731,438
8,743	Allergan, Inc.	661,321
8,872	Anthem, Inc.*	731,674
38,781	Applera Corp. - Applied Biosystems Group	802,379
12,854	Bausch & Lomb, Inc.	791,678
24,353	Baxter International, Inc.	732,295
15,098	Becton, Dickinson & Co.	713,079
18,653	Biomet, Inc.	820,545
19,514	Boston Scientific Corp.*	746,606
13,910	C. R. Bard, Inc.	767,832
11,692	Cardinal Health, Inc.	520,294
18,219	Genzyme Corp.*	934,269
14,020	Guidant Corp.	775,586
19,624	HCA, Inc.	758,468
37,211	Health Management Associates, Inc. Class A	746,453
48,737	Humana, Inc.*	882,627
32,571	IMS Health, Inc.	789,521
14,467	Johnson & Johnson	799,591
24,986	Manor Care, Inc.	780,813
22,733	McKesson Corp.	731,321
16,272	Medtronic, Inc.	808,230
10,387	St. Jude Medical, Inc.*	707,666
14,731	Stryker Corp.	702,374
62,936	Tenet Healthcare Corp.*	703,624
12,489	UnitedHealth Group, Inc.	785,558
7,070	WellPoint Health Networks, Inc.*	714,777
21,538	Wyeth	762,445
9,265	Zimmer Holdings, Inc.*	707,012
		21,109,476

	Homebuilders—0.6%
17,245	Centex Corp.	731,533
12,074	KB HOME	773,340
15,590	Pulte Homes, Inc.	851,681
		2,356,554

	Hotels and Gaming—0.8%
15,035	Harrah’s Entertainment, Inc.	698,977
43,820	Hilton Hotels Corp.	781,311
16,008	Marriott International, Inc., Class A	781,190
18,091	Starwood Hotels & Resorts Worldwide, Inc.	814,095
		3,075,573

	Household and Personal Care Products—2.1%
16,721	Alberto-Culver Co., Class B	779,533
18,091	Avon Products, Inc.	778,094
13,691	Colgate-Palmolive Co.	728,361
21,596	International Flavors & Fragrances, Inc.	789,118
12,046	Kimberly-Clark Corp.	771,787
29,780	Leggett & Platt, Inc.	805,549
34,526	Maytag Corp.	707,783
14,926	The Clorox Co.	742,867
18,718	The Gillette Co.	729,628
14,507	The Procter & Gamble Co.	756,540
11,903	Whirlpool Corp.	743,223
		8,332,483

	Human Resources—0.2%
27,580	Robert Half International, Inc.*	767,276

	Insurance—4.4%
18,851	ACE Ltd.	765,162
9,335	Aetna, Inc.	800,943
19,711	AFLAC, Inc.	781,344
11,075	American International Group, Inc.	782,449
28,134	Aon Corp.	743,863
11,559	CIGNA Corp.	716,774
18,745	Cincinnati Financial Corp.	747,551
15,799	Jefferson-Pilot Corp.	761,196
17,414	Lincoln National Corp.	760,992
13,750	Loews Corp.	778,663
22,668	MetLife, Inc.	808,568

22,739	Principal Financial Group, Inc.	772,899
17,605	Prudential Financial, Inc.	819,689
19,122	SAFECO Corp.	899,880
17,490	The Allstate Corp.	823,429
11,662	The Chubb Corp.	802,112
11,824	The Hartford Financial Services Group, Inc.	769,742
9,374	The Progressive Corp.	718,236
19,367	The St. Paul Cos., Inc.	717,935
15,069	Torchmark Corp.	787,807
53,038	UnumProvident Corp.	845,955
10,376	XL Capital Ltd., Class A	733,376
		17,138,565

	Machinery and Engineering—1.3%
10,740	Caterpillar, Inc.	789,283
12,984	Cummins, Inc.	901,478
11,555	Deere & Co.	725,770
12,944	Eaton Corp.	836,700
17,901	Fluor Corp.	815,391
11,652	Ingersoll-Rand Co., Class A	800,376
		4,868,998

	Manufacturing—3.0%
9,178	3M Co.	755,900
20,297	American Standard Cos., Inc.*	769,053
17,637	Cintas Corp.	740,049
25,926	Crane Co.	721,261
16,399	Danaher Corp.	830,608
19,372	Dover Corp.	768,681
21,874	Honeywell International, Inc.	822,681
8,616	Illinois Tool Works, Inc.	779,920
9,388	ITT Industries, Inc.	750,571
34,481	Newell Rubbermaid, Inc.	744,790
32,974	Pall Corp.	764,008
13,876	Parker-Hannifin Corp.	796,205
25,048	Tyco International Ltd.	776,488
18,112	Waters Corp.*	794,755
39,568	Worthington Industries, Inc.	810,353
		11,625,323

	Mining—0.2%
20,432	Newmont Mining Corp.	826,883

	Networking Products—0.5%
258,667	CIENA Corp.*	729,441
90,725	Novell, Inc.*	620,559
71,749	Oracle Corp.*	754,082
		2,104,082

	Oil and Gas—6.3%
10,762	Amerada Hess Corp.	897,012
13,766	Anadarko Petroleum Corp.	823,069
18,219	Apache Corp.	847,730
21,802	Baker Hughes, Inc.	878,621
17,718	BJ Services Co.*	879,876
22,141	Burlington Resources, Inc.	845,122
8,556	ChevronTexaco Corp.	818,381
10,422	ConocoPhillips	820,941
12,581	Devon Energy Corp.	874,254
187,186	Dynegy, Inc., Class A*	786,181
111,476	El Paso Corp.	879,546
25,190	Engelhard Corp.	740,586
13,743	EOG Resources, Inc.	873,368
17,770	Exxon Mobil Corp.	822,751
26,616	Halliburton Co.	845,058
15,050	Kerr-McGee Corp.	790,125
21,814	Marathon Oil Corp.	821,733
17,901	Nabors Industries, Ltd.*	832,397
23,094	NICOR, Inc.	764,642
21,702	Noble Corp.*	840,301
16,569	Occidental Petroleum Corp.	816,355
19,076	Peoples Energy Corp.	743,964
33,193	Rowan Cos., Inc.*	810,573
12,888	Schlumberger Ltd.	828,956
23,100	Sempra Energy	825,825
12,797	Sunoco, Inc.	872,371
66,607	The Williams Cos., Inc.	809,275
28,782	Transocean, Inc.	817,409
21,555	Unocal Corp.	835,472
11,395	Valero Energy Corp.	853,713
		24,895,607

	Pharmaceuticals—2.7%
13,377	AmerisourceBergen Corp.	723,161
31,592	Bristol-Myers Squibb Co.	723,457
24,148	Caremark Rx, Inc.*	736,514
10,863	Eli Lilly & Co.	692,190

10,294	Express Scripts, Inc., Class A*	675,286
12,689	Forest Laboratories, Inc.*	638,130
28,414	Hospira, Inc.*	736,207
63,035	King Pharmaceuticals, Inc.*	711,665
23,282	Medco Health Solutions, Inc,*	705,445
32,425	MedImmune, Inc.*	747,072
16,528	Merck & Co., Inc.	749,545
35,714	Mylan Laboratories, Inc.	529,281
22,559	Pfizer, Inc.	720,986
48,295	Schering-Plough Corp.	939,820
22,856	Watson Pharmaceuticals, Inc.*	576,200
		10,604,959

	Publishing—1.0%
17,571	Dow Jones & Co., Inc.	744,659
10,852	Knight-Ridder, Inc.	713,953
24,769	R. R. Donnelley & Sons Co.	786,168
17,520	The New York Times Co., Class A	728,832
17,075	Tribune Co.	724,834
		3,698,446

	Real Estate Investment Trusts—1.2%
26,431	Apartment Investment & Management Co., Class A	844,999
29,746	Equity Office Properties Trust	771,909
27,782	Equity Residential	820,958
24,876	Plum Creek Timber Co., Inc.	780,609
25,158	ProLogis	856,378
15,283	Simon Property Group, Inc.	788,756
		4,863,609

	Resorts and Entertainment—0.2%
31,946	The Walt Disney Co.	737,633

	Retail - Apparel and Shoes—1.7%
20,712	Jones Apparel Group, Inc.	773,593
42,674	Limited Brands	872,256
22,817	Liz Claiborne, Inc.	825,747
11,160	NIKE, Inc., Class B	811,444
19,172	Nordstrom, Inc.	841,651
21,904	Reebok International Ltd.	746,050
32,677	The GAP, Inc.	741,768
16,774	V.F. Corp.	838,868
		6,451,377

	Retail - Department Stores—1.2%
35,907	Dillard’s, Inc., Class A	818,321
15,925	Federated Department Stores, Inc.	763,126
21,117	J. C. Penney Co., Inc. (Holding Co.)	844,680
17,586	Kohl’s Corp.*	804,735
20,680	Sears, Roebuck & Co.	758,542
28,353	The May Department Stores Co.	752,205
		4,741,609

	Retail - Discount Stores—1.3%
53,285	Big Lots, Inc.*	652,208
19,021	Costco Wholesale Corp.*	773,394
39,373	Dollar General Corp.	759,899
24,428	Family Dollar Stores, Inc.	680,564
17,380	Target Corp.	757,768
31,642	The TJX Cos., Inc.	742,638
14,370	Wal-Mart Stores, Inc.	761,754
		5,128,225

	Retail - Food Stores—0.8%
31,100	Albertson’s, Inc.	758,529
32,677	Safeway, Inc.*	690,465
45,005	The Kroger Co.*	711,079
120,920	Winn-Dixie Stores, Inc.	764,214
		2,924,287

	Retail - Restaurants—0.8%
37,420	Darden Restaurants, Inc.	798,169
18,290	Starbucks Corp.*	858,898
22,227	Wendy’s International, Inc.	795,060
21,034	Yum! Brands, Inc.*	807,495
		3,259,622

	Retail - Specialty Stores—2.2%
21,928	Bed Bath & Beyond, Inc.*	776,032
15,514	Best Buy Co., Inc.	747,154
63,385	Circuit City Stores-Circuit City Group	893,728
19,049	CVS Corp.	797,582
14,912	Lowe’s Cos., Inc.	726,513
44,479	Office Depot, Inc.*	729,456

27,270	RadioShack Corp.	762,197
27,242	Staples, Inc.*	786,749
21,184	Tiffany & Co.	757,328
50,587	Toys “R” Us, Inc.*	832,662
22,902	Walgreen Co.	833,632
		8,643,033

	Retail and Wholesale Distribution—0.6%
20,225	Genuine Parts Co.	763,089
21,241	SYSCO Corp.	731,752
14,427	W.W. Grainger, Inc.	763,910
		2,258,751

	Telecommunications—4.6%
312,220	ADC Telecommunications, Inc.*	749,328
15,868	ALLTEL Corp.	825,136
42,788	Andrew Corp.*	464,250
48,946	AT&T Corp.	739,085
55,660	AT&T Wireless Services, Inc.*	803,730
52,378	Avaya, Inc.*	767,338
31,406	BellSouth Corp.	850,789
18,762	Broadcom Corp., Class A*	663,424
26,831	CenturyTel, Inc.	831,493
61,673	Citizens Communications Co.*	888,091
42,447	Comverse Technology, Inc.*	724,146
64,406	Corning, Inc.*	796,058
247,456	JDS Uniphase Corp.*	853,723
230,341	Lucent Technologies, Inc.*	702,540
46,095	Motorola, Inc.	734,293
31,112	Nextel Communications, Inc.*	708,109
12,021	QUALCOMM, Inc.	830,411
202,864	Qwest Communications International, Inc.*	789,141
32,491	SBC Communications, Inc.	823,322
24,510	Scientific-Atlanta, Inc.	753,683
45,778	Sprint Corp. (FON Group)	855,133
101,175	Tellabs, Inc.*	901,468
22,098	Verizon Communications, Inc.	851,657
		17,906,348
	Tire and Rubber—0.4%
35,571	Cooper Tire & Rubber Co.	834,140
80,817	The Goodyear Tire & Rubber Co.*	884,946
		1,719,086

	Tools and Instruments—1.2%
15,718	Millipore Corp.*	828,181
40,989	PerkinElmer, Inc.	720,587
23,746	Snap-on, Inc.	762,484
13,570	The Black & Decker Corp.	948,679
18,536	The Stanley Works	785,926
27,448	Thermo Electron Corp.*	705,963
		4,751,820

	Transportation—1.5%
23,419	Burlington Northern Santa Fe Corp.	830,906
25,286	CSX Corp.	791,452
10,217	FedEx Corp.	836,568
31,971	Norfolk Southern Corp.	853,306
20,426	Ryder System, Inc.	876,275
13,874	Union Pacific Corp.	781,661
10,887	United Parcel Service, Inc., Class B	783,429
		5,753,597

	Travel Services—0.4%
17,664	Carnival Corp.	823,319
29,418	Sabre Holdings Corp.	751,042
		1,574,361

	Utilities - Gas and Electric—6.3%
53,500	Allegheny Energy, Inc.	793,940
18,481	Ameren Corp.	825,916
25,064	American Electric Power Co., Inc.	779,741
185,448	Calpine Corp.*	715,829
71,364	CenterPoint Energy, Inc.	828,536
21,173	Cinergy Corp.	809,867
90,828	CMS Energy Corp.*	820,177
20,219	Consolidated Edison, Inc.	828,372
21,095	Constellation Energy Group, Inc.	813,212
12,651	Dominion Resources, Inc.	802,832
19,755	DTE Energy Co.	793,558
40,206	Duke Energy Corp.	864,429
32,164	Edison International*	861,995
14,538	Entergy Corp.	835,935
24,324	Exelon Corp.	848,908
21,089	FirstEnergy Corp.	824,580

12,518	FPL Group, Inc.	842,837
22,339	KeySpan Corp.	803,981
13,445	Kinder Morgan, Inc.	806,834
38,613	NiSource, Inc.	799,289
28,006	PG&E Corp.*	799,291
19,533	Pinnacle West Capital Corp.	791,087
18,592	PPL Corp.	861,739
18,528	Progress Energy, Inc.	780,770
19,711	Public Service Enterprise Group, Inc.	768,729
67,450	TECO Energy, Inc.	870,105
81,476	The AES Corp.*	786,243
27,600	The Southern Co.	808,128
20,542	TXU Corp.	814,696
47,435	Xcel Energy, Inc.	811,139
		24,392,695

	Waste Management—0.3%
62,493	Allied Waste Industries, Inc.*	577,435
27,150	Waste Management, Inc.	764,001
		1,341,436

	Total Investments
	(Cost $378,415,038)—99.9%	388,785,442
	Other assets less liabilities—0.1%	395,248

	Net Assets—100.0%	$389,180,690

* Non-Income Producing Security

Aggregate cost for Federal income tax purposes	$378,415,038

Aggregate gross unrealized appreciation	25,199,634

Aggregate gross unrealized depreciation	14,829,230

Net unrealized appreciation	10,370,404

Item 2.    Controls and Procedures.

(a)          The President and Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex ETF Trust
By:	/s/ Carl Verboncoeur
Carl Verboncoeur President

Date:	September 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carl Verboncoeur
Carl Verboncoeur President

Date:	September 22, 2004

By:	/s/ Nick Bonos
Nick Bonos Treasurer

Date:	September 22, 2004